Annual Fund Operating Expenses - Federated Hermes Short-Intermediate Municipal Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.46%)	[2]
Net Expenses (as a percentage of Assets)	0.40%
SS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.65%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Board of Trustees (the “Trustees”).
[2]	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund’s aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund’s IS class average daily net assets. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. In addition, the Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.40% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.